Credit Risk - Movement in gross exposures and impairment allowance including provisions for loan commitments and financial guarantees (Details) £ in Millions, $ in Billions	6 Months Ended			12 Months Ended
	Jun. 30, 2022 GBP (£)	Jun. 30, 2021 GBP (£)		Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Income statement charge for the period	£ 341.0	£ (742.0)	[1]	£ (653.0)
Total impairment allowance4	(794,418.0)			(709,164.0)
Financial guarantee contracts
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Post write-off recoveries	36.0	31.0
Net release in ECL	11.0	216.0
Total loans and advances at amortised cost
Loans and advances at amortised cost
Opening balance	6,284.0
Closing balance	6,023.0			6,284.0
Home loans
Loans and advances at amortised cost
Opening balance	475.0
Closing balance	458.0			475.0
Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Opening balance	4,160.0
Closing balance	4,014.0			4,160.0
Wholesale loans
Loans and advances at amortised cost
Opening balance	1,649.0
Closing balance	1,551.0			1,649.0
Impairment release on loan commitments and other financial guarantees
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Income statement charge for the period	(42.0)			(514.0)
Total impairment allowance4	(398,594.0)			(347,713.0)
Other financial assets subject to impairment
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Income statement charge for the period	23.0			(18.0)
Gross exposure
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	(800,441.0)			(715,448.0)
Gross exposure | Home loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(6,366.0)
Gross exposure | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	7,830.0
Gross exposure | Wholesale loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	19,362.0
Gross exposure | Impairment release on loan commitments and other financial guarantees
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	(399,119.0)			(348,255.0)
Gross exposure | Other financial assets subject to impairment
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	(197,300.0)			(155,200.0)
Impairment allowance
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	6,023.0			6,284.0
Impairment allowance | Home loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0.0
Impairment allowance | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	25.0
Impairment allowance | Wholesale loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(36.0)
Impairment allowance | Impairment release on loan commitments and other financial guarantees
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	525.0			542.0
Impairment allowance | Other financial assets subject to impairment
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	149.0			114.0
Financial assets at amortised cost, class | Total loans and advances at amortised cost
Loans and advances at amortised cost
Write-offs	768.0	1,001.0
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Income statement charge for the period	360.0			(121.0)
Post write-off recoveries	36.0	31.0
Net write-offs	732.0	970.0
Total impairment allowance4	(395,824.0)			(361,451.0)
Financial assets at amortised cost, class | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	(171,269.0)			(169,205.0)
Financial assets at amortised cost, class | Credit cards, unsecured loans and other retail lending
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	(48,769.0)			(41,793.0)
Financial assets at amortised cost, class | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	(175,786.0)			(150,453.0)
Financial assets at amortised cost, class | Gross exposure | Total loans and advances at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	(401,322.0)			(367,193.0)
Financial assets at amortised cost, class | Gross exposure | Home loans
Loans and advances at amortised cost
Opening balance	169,680.0
Business activity in the period	15,063.0
Refinements to models used for calculation	0.0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(4,726.0)
Final repayments	8,277.0
Disposals	0.0
Write-offs	13.0
Closing balance	171,727.0			169,680.0
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	(171,727.0)			(169,680.0)
Financial assets at amortised cost, class | Gross exposure | Home loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0.0
Financial assets at amortised cost, class | Gross exposure | Home loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0.0
Financial assets at amortised cost, class | Gross exposure | Home loans | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0.0
Financial assets at amortised cost, class | Gross exposure | Home loans | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0.0
Financial assets at amortised cost, class | Gross exposure | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Opening balance	45,822.0
Business activity in the period	8,545.0
Refinements to models used for calculation	0.0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	2,185.0
Final repayments	3,064.0
Disposals	301.0
Write-offs	555.0
Closing balance	52,632.0			45,822.0
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	(52,632.0)			(45,822.0)
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	1,400.0	1,900.0
Financial assets at amortised cost, class | Gross exposure | Credit cards, unsecured loans and other retail lending | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0.0
Financial assets at amortised cost, class | Gross exposure | Credit cards, unsecured loans and other retail lending | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0.0
Financial assets at amortised cost, class | Gross exposure | Credit cards, unsecured loans and other retail lending | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0.0
Financial assets at amortised cost, class | Gross exposure | Credit cards, unsecured loans and other retail lending | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0.0
Financial assets at amortised cost, class | Gross exposure | Wholesale loans
Loans and advances at amortised cost
Opening balance	151,691.0
Business activity in the period	30,705.0
Refinements to models used for calculation	0.0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	12,943.0
Final repayments	18,099.0
Disposals	77.0
Write-offs	200.0
Closing balance	176,963.0			151,691.0
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	(176,963.0)			(151,691.0)
Financial assets at amortised cost, class | Gross exposure | Wholesale loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0.0
Financial assets at amortised cost, class | Gross exposure | Wholesale loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0.0
Financial assets at amortised cost, class | Gross exposure | Wholesale loans | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0.0
Financial assets at amortised cost, class | Gross exposure | Wholesale loans | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0.0
Financial assets at amortised cost, class | Gross exposure | US cards
Loans and advances at amortised cost
Disposals	200.0
Financial assets at amortised cost, class | Gross exposure | Debt sales
Loans and advances at amortised cost
Disposals	100.0
Financial assets at amortised cost, class | Impairment allowance | Total loans and advances at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-offs	653.0
Recoveries and reimbursements	(47.0)
Exchange and other adjustments	(246.0)
Total impairment allowance4	5,498.0			5,742.0
Financial assets at amortised cost, class | Impairment allowance | Home loans
Loans and advances at amortised cost
Opening balance	475.0
Business activity in the period	5.0
Refinements to models used for calculation	0.0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(4.0)
Final repayments	(5.0)
Disposals	0.0
Write-offs	(13.0)
Closing balance	458.0			475.0
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-offs	(4.0)
Total impairment allowance4	458.0			475.0
Financial assets at amortised cost, class | Impairment allowance | Home loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0.0
Financial assets at amortised cost, class | Impairment allowance | Home loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0.0
Financial assets at amortised cost, class | Impairment allowance | Home loans | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0.0
Financial assets at amortised cost, class | Impairment allowance | Home loans | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0.0
Financial assets at amortised cost, class | Impairment allowance | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Opening balance	4,029.0
Business activity in the period	391.0
Refinements to models used for calculation	(326.0)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(166.0)
Final repayments	(79.0)
Disposals	(83.0)
Write-offs	(555.0)
Closing balance	3,863.0			4,029.0
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-offs	472.0
Total impairment allowance4	3,863.0			4,029.0
Net release in ECL	200.0	£ 300.0
Financial assets at amortised cost, class | Impairment allowance | Credit cards, unsecured loans and other retail lending | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0.0
Financial assets at amortised cost, class | Impairment allowance | Credit cards, unsecured loans and other retail lending | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0.0
Financial assets at amortised cost, class | Impairment allowance | Credit cards, unsecured loans and other retail lending | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0.0
Financial assets at amortised cost, class | Impairment allowance | Credit cards, unsecured loans and other retail lending | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0.0
Financial assets at amortised cost, class | Impairment allowance | Wholesale loans
Loans and advances at amortised cost
Opening balance	1,238.0
Business activity in the period	68.0
Refinements to models used for calculation	482.0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	704.0
Final repayments	(105.0)
Disposals	(46.0)
Write-offs	(200.0)
Closing balance	1,177.0			1,238.0
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-offs	185.0
Total impairment allowance4	1,177.0			1,238.0
Financial assets at amortised cost, class | Impairment allowance | Wholesale loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0.0
Financial assets at amortised cost, class | Impairment allowance | Wholesale loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0.0
Financial assets at amortised cost, class | Impairment allowance | Wholesale loans | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0.0
Financial assets at amortised cost, class | Impairment allowance | Wholesale loans | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0.0
Financial assets at amortised cost, class | Impairment allowance | Wholesale loans | Loans to government
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	500.0
Stage 1 | Gross exposure
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	(726,130.0)			(631,007.0)
Stage 1 | Gross exposure | Home loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(6,354.0)
Stage 1 | Gross exposure | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	9,385.0
Stage 1 | Gross exposure | Wholesale loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	17,712.0
Stage 1 | Gross exposure | Impairment release on loan commitments and other financial guarantees
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	(373,544.0)			(312,142.0)
Stage 1 | Gross exposure | Other financial assets subject to impairment
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	(195,000.0)			(154,900.0)
Stage 1 | Impairment allowance
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	1,559.0			1,423.0
Stage 1 | Impairment allowance | Home loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0.0
Stage 1 | Impairment allowance | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	3.0
Stage 1 | Impairment allowance | Wholesale loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(9.0)
Stage 1 | Impairment allowance | Impairment release on loan commitments and other financial guarantees
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	275.0			217.0
Stage 1 | Impairment allowance | Other financial assets subject to impairment
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	11.0			6.0
Stage 1 | Financial assets at amortised cost, class | Total loans and advances at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	(351,302.0)			(317,659.0)
Stage 1 | Financial assets at amortised cost, class | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	(150,864.0)			(148,039.0)
Stage 1 | Financial assets at amortised cost, class | Credit cards, unsecured loans and other retail lending
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	(42,768.0)			(37,016.0)
Stage 1 | Financial assets at amortised cost, class | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	(157,670.0)			(132,604.0)
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Total loans and advances at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	(352,586.0)			(318,865.0)
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Home loans
Loans and advances at amortised cost
Opening balance	148,058.0
Business activity in the period	14,723.0
Refinements to models used for calculation	0.0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(4,151.0)
Final repayments	6,975.0
Disposals	0.0
Write-offs	0.0
Closing balance	150,883.0			148,058.0
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	(150,883.0)			(148,058.0)
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Home loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(5,725.0)
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Home loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	5,131.0
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Home loans | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(197.0)
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Home loans | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	19.0
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Opening balance	37,840.0
Business activity in the period	8,231.0
Refinements to models used for calculation	0.0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1,678.0
Final repayments	2,673.0
Disposals	151.0
Write-offs	0.0
Closing balance	43,628.0			37,840.0
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	(43,628.0)			(37,840.0)
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Credit cards, unsecured loans and other retail lending | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(2,572.0)
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Credit cards, unsecured loans and other retail lending | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	1,689.0
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Credit cards, unsecured loans and other retail lending | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(444.0)
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Credit cards, unsecured loans and other retail lending | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	30.0
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Wholesale loans
Loans and advances at amortised cost
Opening balance	132,967.0
Business activity in the period	28,927.0
Refinements to models used for calculation	0.0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	12,529.0
Final repayments	16,201.0
Disposals	0.0
Write-offs	0.0
Closing balance	158,075.0			132,967.0
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	(158,075.0)			(132,967.0)
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Wholesale loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(5,129.0)
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Wholesale loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	5,544.0
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Wholesale loans | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(676.0)
Stage 1 | Financial assets at amortised cost, class | Gross exposure | Wholesale loans | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	114.0
Stage 1 | Financial assets at amortised cost, class | Gross exposure | US cards
Loans and advances at amortised cost
Business activity in the period	2,700.0
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Total loans and advances at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	1,284.0			1,206.0
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Home loans
Loans and advances at amortised cost
Opening balance	19.0
Business activity in the period	4.0
Refinements to models used for calculation	0.0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(22.0)
Final repayments	0.0
Disposals	0.0
Write-offs	0.0
Closing balance	19.0			19.0
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	19.0			19.0
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Home loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(1.0)
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Home loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	18.0
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Home loans | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0.0
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Home loans | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	1.0
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Opening balance	824.0
Business activity in the period	354.0
Refinements to models used for calculation	(43.0)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(691.0)
Final repayments	(23.0)
Disposals	(4.0)
Write-offs	0.0
Closing balance	860.0			824.0
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	860.0			824.0
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Credit cards, unsecured loans and other retail lending | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(67.0)
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Credit cards, unsecured loans and other retail lending | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	422.0
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Credit cards, unsecured loans and other retail lending | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(11.0)
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Credit cards, unsecured loans and other retail lending | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	13.0
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Wholesale loans
Loans and advances at amortised cost
Opening balance	363.0
Business activity in the period	40.0
Refinements to models used for calculation	66.0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	79.0
Final repayments	(29.0)
Disposals	0.0
Write-offs	0.0
Closing balance	405.0			363.0
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	405.0			363.0
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Wholesale loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(29.0)
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Wholesale loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	41.0
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Wholesale loans | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(3.0)
Stage 1 | Financial assets at amortised cost, class | Impairment allowance | Wholesale loans | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	9.0
Lifetime expected credit losses | Stage 2 | Gross exposure
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	(65,884.0)			(75,908.0)
Lifetime expected credit losses | Stage 2 | Gross exposure | Home loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(12.0)
Lifetime expected credit losses | Stage 2 | Gross exposure | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1,267.0)
Lifetime expected credit losses | Stage 2 | Gross exposure | Wholesale loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1,510.0
Lifetime expected credit losses | Stage 2 | Gross exposure | Impairment release on loan commitments and other financial guarantees
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	(24,429.0)			(34,815.0)
Lifetime expected credit losses | Stage 2 | Gross exposure | Financial assets at fair value through other comprehensive income
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	(2,100.0)			(157,000.0)	$ 0.2
Lifetime expected credit losses | Stage 2 | Impairment allowance
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	2,097.0			2,317.0
Lifetime expected credit losses | Stage 2 | Impairment allowance | Home loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0.0
Lifetime expected credit losses | Stage 2 | Impairment allowance | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	20.0
Lifetime expected credit losses | Stage 2 | Impairment allowance | Wholesale loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(22.0)
Lifetime expected credit losses | Stage 2 | Impairment allowance | Impairment release on loan commitments and other financial guarantees
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	233.0			302.0
Lifetime expected credit losses | Stage 2 | Impairment allowance | Financial assets at fair value through other comprehensive income
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	2.0			1.0
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Total loans and advances at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	(39,591.0)			(39,078.0)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	(18,693.0)			(19,441.0)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Credit cards, unsecured loans and other retail lending
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	(4,939.0)			(3,949.0)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	(15,959.0)			(15,688.0)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Total loans and advances at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	(41,455.0)			(41,093.0)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Home loans
Loans and advances at amortised cost
Opening balance	19,500.0
Business activity in the period	339.0
Refinements to models used for calculation	0.0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(506.0)
Final repayments	1,092.0
Disposals	0.0
Write-offs	0.0
Closing balance	18,734.0			19,500.0
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	(18,734.0)			(19,500.0)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Home loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	5,725.0
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Home loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(5,131.0)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Home loans | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(234.0)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Home loans | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	133.0
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Opening balance	5,650.0
Business activity in the period	294.0
Refinements to models used for calculation	0.0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	413.0
Final repayments	251.0
Disposals	28.0
Write-offs	0.0
Closing balance	6,494.0			5,650.0
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	(6,494.0)			(5,650.0)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Credit cards, unsecured loans and other retail lending | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	2,572.0
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Credit cards, unsecured loans and other retail lending | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(1,689.0)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Credit cards, unsecured loans and other retail lending | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(516.0)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Credit cards, unsecured loans and other retail lending | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	49.0
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Wholesale loans
Loans and advances at amortised cost
Opening balance	15,943.0
Business activity in the period	1,670.0
Refinements to models used for calculation	0.0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1,048.0
Final repayments	1,783.0
Disposals	31.0
Write-offs	0.0
Closing balance	16,227.0			15,943.0
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	(16,227.0)			(15,943.0)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Wholesale loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	5,129.0
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Wholesale loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(5,544.0)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Wholesale loans | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(405.0)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Gross exposure | Wholesale loans | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	200.0
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Total loans and advances at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	1,864.0			2,015.0
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Home loans
Loans and advances at amortised cost
Opening balance	59.0
Business activity in the period	1.0
Refinements to models used for calculation	0.0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	2.0
Final repayments	(2.0)
Disposals	0.0
Write-offs	0.0
Closing balance	41.0			59.0
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	41.0			59.0
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Home loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	1.0
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Home loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(18.0)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Home loans | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(5.0)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Home loans | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	3.0
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Opening balance	1,701.0
Business activity in the period	32.0
Refinements to models used for calculation	(187.0)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	240.0
Final repayments	(27.0)
Disposals	(10.0)
Write-offs	0.0
Closing balance	1,555.0			1,701.0
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	1,555.0			1,701.0
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Credit cards, unsecured loans and other retail lending | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	67.0
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Credit cards, unsecured loans and other retail lending | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(422.0)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Credit cards, unsecured loans and other retail lending | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(222.0)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Credit cards, unsecured loans and other retail lending | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	9.0
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Wholesale loans
Loans and advances at amortised cost
Opening balance	255.0
Business activity in the period	14.0
Refinements to models used for calculation	42.0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	70.0
Final repayments	(28.0)
Disposals	0.0
Write-offs	0.0
Closing balance	268.0			255.0
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	268.0			255.0
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Wholesale loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	29.0
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Wholesale loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(41.0)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Wholesale loans | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(6.0)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost, class | Impairment allowance | Wholesale loans | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	17.0
Lifetime expected credit losses | Stage 3 | Gross exposure
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	(8,427.0)			(8,533.0)
Lifetime expected credit losses | Stage 3 | Gross exposure | Home loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0.0
Lifetime expected credit losses | Stage 3 | Gross exposure | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(288.0)
Lifetime expected credit losses | Stage 3 | Gross exposure | Wholesale loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	140.0
Lifetime expected credit losses | Stage 3 | Gross exposure | Impairment release on loan commitments and other financial guarantees
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	(1,146.0)			(1,298.0)
Lifetime expected credit losses | Stage 3 | Gross exposure | Other assets
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	(143.0)			(110.0)
Lifetime expected credit losses | Stage 3 | Impairment allowance
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	2,367.0			2,544.0
Lifetime expected credit losses | Stage 3 | Impairment allowance | Home loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0.0
Lifetime expected credit losses | Stage 3 | Impairment allowance | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	2.0
Lifetime expected credit losses | Stage 3 | Impairment allowance | Wholesale loans
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(5.0)
Lifetime expected credit losses | Stage 3 | Impairment allowance | Impairment release on loan commitments and other financial guarantees
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	17.0			23.0
Lifetime expected credit losses | Stage 3 | Impairment allowance | Other assets
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	136.0			107.0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Total loans and advances at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	(4,931.0)			(4,714.0)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Home loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	(1,712.0)			(1,725.0)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Credit cards, unsecured loans and other retail lending
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	(1,062.0)			(828.0)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Wholesale loans
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	(2,157.0)			(2,161.0)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Total loans and advances at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	(7,281.0)			(7,235.0)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Home loans
Loans and advances at amortised cost
Opening balance	2,122.0
Business activity in the period	1.0
Refinements to models used for calculation	0.0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(69.0)
Final repayments	210.0
Disposals	0.0
Write-offs	13.0
Closing balance	2,110.0			2,122.0
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	(2,110.0)			(2,122.0)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Home loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0.0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Home loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0.0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Home loans | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	431.0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Home loans | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(152.0)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Opening balance	2,332.0
Business activity in the period	20.0
Refinements to models used for calculation	0.0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	94.0
Final repayments	140.0
Disposals	122.0
Write-offs	555.0
Closing balance	2,510.0			2,332.0
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	(2,510.0)			(2,332.0)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Credit cards, unsecured loans and other retail lending | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0.0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Credit cards, unsecured loans and other retail lending | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0.0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Credit cards, unsecured loans and other retail lending | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	960.0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Credit cards, unsecured loans and other retail lending | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(79.0)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Wholesale loans
Loans and advances at amortised cost
Opening balance	2,781.0
Business activity in the period	108.0
Refinements to models used for calculation	0.0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(634.0)
Final repayments	115.0
Disposals	46.0
Write-offs	200.0
Closing balance	2,661.0			2,781.0
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	(2,661.0)			(2,781.0)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Wholesale loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0.0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Wholesale loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0.0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Wholesale loans | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	1,081.0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Gross exposure | Wholesale loans | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(314.0)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Total loans and advances at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	2,350.0			2,521.0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Home loans
Loans and advances at amortised cost
Opening balance	397.0
Business activity in the period	0.0
Refinements to models used for calculation	0.0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	16.0
Final repayments	(3.0)
Disposals	0.0
Write-offs	(13.0)
Closing balance	398.0			397.0
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	398.0			397.0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Home loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0.0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Home loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0.0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Home loans | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	5.0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Home loans | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(4.0)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Credit cards, unsecured loans and other retail lending
Loans and advances at amortised cost
Opening balance	1,504.0
Business activity in the period	5.0
Refinements to models used for calculation	(96.0)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	285.0
Final repayments	(29.0)
Disposals	(69.0)
Write-offs	(555.0)
Closing balance	1,448.0			1,504.0
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	1,448.0			1,504.0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Credit cards, unsecured loans and other retail lending | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0.0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Credit cards, unsecured loans and other retail lending | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0.0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Credit cards, unsecured loans and other retail lending | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	233.0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Credit cards, unsecured loans and other retail lending | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	(22.0)
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Wholesale loans
Loans and advances at amortised cost
Opening balance	620.0
Business activity in the period	14.0
Refinements to models used for calculation	374.0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	555.0
Final repayments	(48.0)
Disposals	(46.0)
Write-offs	(200.0)
Closing balance	504.0			620.0
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Total impairment allowance4	504.0			£ 620.0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Wholesale loans | Transfers from Stage 1 to Stage 2
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0.0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Wholesale loans | Transfers from Stage 2 to Stage 1
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	0.0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Wholesale loans | Transfers to Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	9.0
Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost, class | Impairment allowance | Wholesale loans | Transfers from Stage 3
Loans and advances at amortised cost
Increase (decrease) through transfers, financial assets	£ (26.0)

[1]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 73 for more information.